Summary of Preliminary Purchase Price Allocation (Detail) (USD $) In Thousands	Jun. 30, 2011	May 11, 2011
Net assets acquired:
Other current assets	$ 725
Property, plant and equipment	5,868
Current liabilities	(10)
Intangible assets	4,560
Goodwill	4,433	4,433
Net assets acquired	15,576
Consideration:
Cash, net of cash and cash equivalents acquired	$ 15,576	$ 15,576